Private Placement (Details) - Schedule of Derivative Instruments - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Dec. 26, 2023	Sep. 29, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Derivative Instruments [Line Items]
Reduction in forward purchase derivative liabilities	$ 14,200				$ 14,200
Change in fair value of forward purchase derivative liabilities			$ 535		(9,784)
Sales and settlement of forward purchase contracts		$ 24,500			(24,475)
Loss on amendment to forward purchase contracts			(396)		(442)
Subscription Receivables [Member]
Schedule of Derivative Instruments [Line Items]
Change in fair value in connection with the amendment of forward purchase contracts			(2,764)
Change in fair value of forward purchase derivative liabilities
Sales and settlement of forward purchase contracts			(4,639)
Ending balance at March 31, 2024			10,389		17,792
Balance at December 31, 2023			17,792
Forward Purchase Derivative Liabilities [Member]
Schedule of Derivative Instruments [Line Items]
Change in fair value in connection with the amendment of forward purchase contracts			(1,418)
Change in fair value of forward purchase derivative liabilities			(535)
Sales and settlement of forward purchase contracts			(3,766)
Ending balance at March 31, 2024			10,085		$ 15,804
Balance at December 31, 2023			15,804
FPA Amendment in December 2023 [Member]
Schedule of Derivative Instruments [Line Items]
Reduction of subscription receivable	15,100		15,123
Change in fair value in connection with the amendment of forward purchase contracts			(14,181)
Cash received in connection with the amendments			(500)
Loss on amendment to forward purchase contracts	400		442
2024 FPA Amendments [Member]
Schedule of Derivative Instruments [Line Items]
Reduction of subscription receivable	2,800		2,764
Reduction in forward purchase derivative liabilities	1,400		(1,418)
Cash received in connection with the amendments			(950)
Loss on amendment to forward purchase contracts	$ 400		$ 396